Investment Properties, Net - Additional Information (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about investment property [line items]
Mall income		$ 354	$ 473	$ 269
Mall [Member]
Disclosure of detailed information about investment property [line items]
Rent concessions	[1]	70	41	215
Variable Lease Income
Disclosure of detailed information about investment property [line items]
Mall income		$ 27	$ 90	$ 29

[1]	For the years ended December 31, 2022, 2021 and 2020, rent concessions of US$70 million, US$41 million and US$215 million were provided to tenants as a result of the COVID-19 Pandemic and the impact on mall operations.